Accumulated other comprehensive income (loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Balance	$ 3,112		$ (6,441)		$ (6,160)
Net unrealized gains (losses) arising from the year	14,135		5,192		3,716
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(11,202)	[1]	(1,119)	[1]	(3,997)	[1]
Foreign currency translation adjustment, net	(551)		(744)
Balance	730		3,112		(6,441)
Available-For-Sale Securities [Member]
Balance	(1,728)		(3,744)		(3,244)
Net unrealized gains (losses) arising from the year	8,436		4,095		2,325
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(5,775)	[1]	(2,079)	[1]	(2,825)	[1]
Foreign currency translation adjustment, net	0		0
Balance	933		(1,728)		(3,744)
Foreign Currency Translation Adjustment Net Of Hedges [Member]
Balance	(744)		0		0
Net unrealized gains (losses) arising from the year	0		0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	0	[1]	0	[1]	0	[1]
Foreign currency translation adjustment, net	(551)		(744)
Balance	(1,295)		(744)		0
Derivative Financial Instruments, Assets [Member]
Balance	(640)		(2,697)		(2,916)
Net unrealized gains (losses) arising from the year	5,699		1,097		1,391
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(5,427)	[1]	960	[1]	(1,172)	[1]
Foreign currency translation adjustment, net	0		0
Balance	$ (368)		$ (640)		$ (2,697)

[1]	Reclassification adjustments include amounts recognized in net income during the current year that had been part of other comprehensive income (loss) in this and previous years